Patent Rights - Summary of Patent Rights (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 774,225
Ending balance	1,172,485
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	978,126
Additions	420,587
Ending balance	1,398,713
Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	203,901
Amortization for the period	22,327
Ending balance	$ 226,228